                                                        OMB APPROVAL

                                                        ------------------------

                                                        OMB Number: 3235-0570

                                                        Expires: Oct. 31, 2006

                                                        Estimated average burden
                                                        hours per response: 19.3

                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)         (Zip code)

                                 Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH
                                     45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

                                     GATEWAY
                                      FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

                                       THE
                                     GATEWAY
                                      TRUST

                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                  800.354.6339

                                  GATEWAY FUND

                        TOTAL RETURNS - DECEMBER 31, 2003

                                                             Average Annual Total Return
                                            -------------------------------------------------------------        12/31/03
                                             One         Three       Five        Ten      Since Inception          Price
                                             Year        Years       Years      Years        on 12/7/77          Per Share
                                            -------------------------------------------------------------        ---------
GATEWAY FUND                                11.61%       0.81%       4.29%       7.26%          9.29%             $ 23.00

Lehman Brothers U. S. Intermediate
   Government/Credit Bond Index              4.31%       7.67%       6.65%       6.63%

S&P 500 Index                               28.67%      (4.05%)     (0.57%)     11.06%

                                                               Cumulative Total Return
                                            -------------------------------------------------------------
                                             One         Three      Five        Ten       Since Inception
                                             Year        Years      Years       Years        on 12/7/77
                                            -------------------------------------------------------------
GATEWAY FUND                                11.61%       2.44%      23.38%     101.61%         912.24%

Lehman Brothers U. S. Intermediate
   Government/Credit Bond Index              4.31%      24.83%      37.99%      89.94%

S&P 500 Index                               28.67%     (11.66%)     (2.81%)    185.47%

Data sources throughout this report: Gateway Investment Advisers, L.P., Thomson Financial and Lehman Brothers, Inc.

Performance data throughout this report represents past performance and is no guarantee of future results. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

Dear Shareholder:

Investors in the Gateway Fund as well as the broad stock market ended 2003 on a positive note. The massive federal economic stimulus designed to promote a resurgence of growth after three years of subnormal economic activity began having its effect on the stock market. Third quarter GDP growth topped out at 8.2% and continued into the fourth quarter of 2003. Investors paid attention as interest shifted from fixed income sectors back to equities which delivered their first positive year since 1999. The S&P 500 Index earned a total return of 28.67% in 2003 despite a disappointing first quarter. Short-term interest rates ended a decline precipitated by Federal Reserve Board actions initiated in late 2000, and rates began rising slightly in June 2003. The investment-grade bond market, as represented in this letter by the Lehman Brothers U. S. Intermediate Government/Credit Bond Index, failed to achieve its long-term historical average, delivering a total return of 4.31% for the year.

For 2003, the Gateway Fund's return was 11.61%, net of all expenses. Cash flows from the sale of index call options were near their historical average for most of 2003. The cost of index put options, which the Fund uses to protect assets against a significant market decline over a short period of time, was also near its historical average. The net premium cash flows, together with stock appreciation and related dividends, produced the Fund's return for 2003 - a return consistent with those that Fund investors have enjoyed in similar (non-bear) equity market environments.

FIRST QUARTER 2003

For most of the quarter, the equity markets drifted lower on below-average volume. Uncertainty regarding the potential war in Iraq and the domestic economy kept investors on the sidelines. Rallies were few as sellers supplied more shares than reluctant buyers desired. The major March rally which followed the onset of the invasion of Iraq weakened as economic statistics failed to provide support. The S&P 500 Index posted a quarterly decline of 3.15%. Gateway Fund's hedging strategy provided net gains from options almost sufficient to offset the entire decline in stocks, but ended the quarter down slightly at -0.82%. Bonds benefited from equity flight during the quarter and earned 1.51%.

SECOND QUARTER 2003

High premium cash flows and an end to the equity market sell-off led to a "premium" quarter for the Gateway Fund. The Fund delivered a second quarter total return of 6.70%, one of the four highest quarterly returns for the Fund over the past 16 years. The S&P 500 Index, continuing its strong rally before dropping in the last few days of June, netted 15.39% for the second quarter. The bond market advanced sharply early in the quarter on the promise of further interest rate cuts and a benign future for rate increases, but eased in June, resulting in a total quarterly return of 2.72%.

THIRD QUARTER 2003

The dramatic advance in both the economy and the financial markets that characterized the second quarter spilled over into the third quarter. Exceptional productivity gains, as well as strong consumer and business spending, helped corporate earnings to meet or exceed expectations. The S&P 500 Index posted a third quarter total return of 2.65%. Bonds, in anticipation of stronger demand and an expanding Federal budget deficit, cratered in July and posted a decline of 0.02% for the quarter. During the quarter, market volatility generally declined and net cash flows from option transactions approached historically normal levels. The Fund earned solid positive returns in July and August, but was forced to surrender its premium inflows to the sharp S&P 500 Index reversal of approximately 4% in late September, delivering a total return of 1.96% for the quarter.

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

FOURTH QUARTER 2003

The Gateway Fund used cash flows from option transactions to deliver a total return of 3.44% for the quarter. Tax cuts, low interest rates and the best third quarter of economic growth in years strongly motivated investors in the fourth quarter. Stocks, as represented by the S&P 500 Index, performed well, delivering 12.17% for the quarter. The bond market delivered a disappointing 0.06% for the quarter as expectations of higher interest rates in 2004 inhibited bond investors.

The steady accumulation of economic gains from hedging transactions throughout 2003 led to the Fund's total return of 11.61% for the year as described in the paragraphs above. This total return is fully indicative of option prices that were at or near their historic averages during most of 2003.

2004 PERSPECTIVE

As of December 31, 2003, the Gateway Fund completed 16 years using the hedging strategy proven effective in managing private accounts during the market meltdown in October 1987. During those 16 years, Fund investors have earned an average annual total return of 9.43%, suffering only two years of negative returns -- both substantially less negative than those realized by the equity markets. Over the same time period, the S&P 500 Index, while achieving an average annual total return of 12.47%, had four negative years and one (1994) in which it declined in price, but made up the deficit with its dividend yield. Bonds benefited markedly from declining interest rates during the same 16 years, posting returns averaging 7.82%, well above the prevailing interest rate for the bellwether ten-year U.S. Treasury note of 4.05% on December 31, 2003.

Excluding the bear market years of 2000-2002, the Gateway Fund has averaged slightly less than 12% annually during the same 16-year period ended December 31, 2003, making the 11.61% the Fund earned in 2003 consistent with Gateway Fund's historical returns over the other 12 years. Fund investors have come to appreciate the value of risk management during some of the most turbulent and challenging markets in modern times. As we move forward, very few low-to-moderate risk investments are available to investors with similar risk-return characteristics and the length and quality of the Gateway Fund's track record.

We cordially invite you to visit our website at www.gatewayfund.com for updates on the Fund's investment results and activities. As always, we appreciate your support and continued confidence.

/s/ Walter G. Sall

Walter G. Sall
Chairman

/s/ Patrick Rogers

Patrick Rogers, CFA
Portfolio Manager

                                  GATEWAY FUND

                             LETTER TO SHAREHOLDERS

                         GROWTH OF A $10,000 INVESTMENT
                      January 1 , 1994 - December 31, 2003

                               [INVESTMENT GRAPH]

                                                      Lehman Brothers U. S.
            Gateway Fund       S&P 500 Index       Government/Credit Bond Index
              $ 10,000              $ 10,000               $ 10,000
Jan-94        $ 10,170              $ 10,340               $ 10,111
Feb-94        $ 10,076              $ 10,060               $  9,961
Mar-94        $  9,741              $  9,622               $  9,797
Apr-94        $  9,830              $  9,746               $  9,730
May-94        $ 10,027              $  9,904               $  9,737
Jun-94        $  9,874              $  9,662               $  9,738
Jul-94        $ 10,155              $  9,979               $  9,878
Aug-94        $ 10,320              $ 10,387               $  9,909
Sep-94        $ 10,326              $ 10,134               $  9,818
Oct-94        $ 10,499              $ 10,361               $  9,817
Nov-94        $ 10,320              $  9,983               $  9,773
Dec-94        $ 10,557              $ 10,131               $  9,807
Jan-95        $ 10,734              $ 10,394               $  9,972
Feb-95        $ 10,891              $ 10,798               $ 10,178
Mar-95        $ 11,000              $ 11,117               $ 10,236
Apr-95        $ 11,089              $ 11,444               $ 10,363
May-95        $ 11,164              $ 11,900               $ 10,676
Jun-95        $ 11,206              $ 12,177               $ 10,747
Jul-95        $ 11,274              $ 12,580               $ 10,749
Aug-95        $ 11,329              $ 12,612               $ 10,846
Sep-95        $ 11,453              $ 13,144               $ 10,924
Oct-95        $ 11,488              $ 13,097               $ 11,046
Nov-95        $ 11,647              $ 13,670               $ 11,190
Dec-95        $ 11,722              $ 13,934               $ 11,308
Jan-96        $ 11,875              $ 14,408               $ 11,405
Feb-96        $ 11,833              $ 14,542               $ 11,272
Mar-96        $ 11,923              $ 14,682               $ 11,213
Apr-96        $ 12,076              $ 14,898               $ 11,174
May-96        $ 12,180              $ 15,281               $ 11,165
Jun-96        $ 12,285              $ 15,339               $ 11,283
Jul-96        $ 12,090              $ 14,662               $ 11,317
Aug-96        $ 12,257              $ 14,971               $ 11,326
Sep-96        $ 12,543              $ 15,812               $ 11,484
Oct-96        $ 12,696              $ 16,248               $ 11,687
Nov-96        $ 12,913              $ 17,475               $ 11,841
Dec-96        $ 12,957              $ 17,129               $ 11,765
Jan-97        $ 13,174              $ 18,198               $ 11,811
Feb-97        $ 13,188              $ 18,341               $ 11,834
Mar-97        $ 13,111              $ 17,589               $ 11,752
Apr-97        $ 13,379              $ 18,638               $ 11,891
May-97        $ 13,484              $ 19,771               $ 11,989
Jun-97        $ 13,667              $ 20,657               $ 12,099
Jul-97        $ 13,913              $ 22,299               $ 12,344
Aug-97        $ 13,681              $ 21,050               $ 12,282
Sep-97        $ 14,097              $ 22,201               $ 12,425
Oct-97        $ 13,878              $ 21,459               $ 12,563
Nov-97        $ 14,337              $ 22,452               $ 12,590
Dec-97        $ 14,557              $ 22,837               $ 12,691
Jan-98        $ 14,788              $ 23,089               $ 12,857
Feb-98        $ 15,005              $ 24,754               $ 12,847
Mar-98        $ 15,151              $ 26,021               $ 12,888
Apr-98        $ 15,306              $ 26,283               $ 12,953
May-98        $ 15,407              $ 25,831               $ 13,047
Jun-98        $ 15,639              $ 26,881               $ 13,131
Jul-98        $ 15,608              $ 26,596               $ 13,177
Aug-98        $ 14,818              $ 22,755               $ 13,384
Sep-98        $ 15,244              $ 24,213               $ 13,719
Oct-98        $ 15,771              $ 26,182               $ 13,706
Nov-98        $ 16,205              $ 27,769               $ 13,704
Dec-98        $ 16,341              $ 29,369               $ 13,759
Jan-99        $ 16,613              $ 30,598               $ 13,835
Feb-99        $ 16,636              $ 29,647               $ 13,632
Mar-99        $ 16,962              $ 30,833               $ 13,734
Apr-99        $ 17,243              $ 32,027               $ 13,776
May-99        $ 17,313              $ 31,271               $ 13,670
Jun-99        $ 17,616              $ 33,006               $ 13,680
Jul-99        $ 17,499              $ 31,977               $ 13,668
Aug-99        $ 17,593              $ 31,817               $ 13,678
Sep-99        $ 17,616              $ 30,945               $ 13,806
Oct-99        $ 18,037              $ 32,903               $ 13,842
Nov-99        $ 18,231              $ 33,572               $ 13,858
Dec-99        $ 18,459              $ 35,549               $ 13,812
Jan-00        $ 18,544              $ 33,765               $ 13,761
Feb-00        $ 18,615              $ 33,126               $ 13,874
Mar-00        $ 19,074              $ 36,366               $ 14,018
Apr-00        $ 19,145              $ 35,272               $ 13,986
May-00        $ 19,216              $ 34,548               $ 14,009
Jun-00        $ 19,621              $ 35,402               $ 14,255
Jul-00        $ 19,598              $ 34,850               $ 14,363
Aug-00        $ 20,237              $ 37,014               $ 14,533
Sep-00        $ 20,073              $ 35,059               $ 14,665
Oct-00        $ 19,908              $ 34,912               $ 14,733
Nov-00        $ 19,542              $ 32,161               $ 14,933
Dec-00        $ 19,679              $ 32,319               $ 15,208
Jan-01        $ 20,177              $ 33,466               $ 15,457
Feb-01        $ 19,456              $ 30,417               $ 15,604
Mar-01        $ 18,830              $ 28,492               $ 15,724
Apr-01        $ 19,353              $ 30,703               $ 15,683
May-01        $ 19,508              $ 30,908               $ 15,771
Jun-01        $ 19,422              $ 30,157               $ 15,830
Jul-01        $ 19,397              $ 29,862               $ 16,159
Aug-01        $ 18,728              $ 27,995               $ 16,320
Sep-01        $ 17,997              $ 25,736               $ 16,559
Oct-01        $ 18,273              $ 26,228               $ 16,834
Nov-01        $ 18,762              $ 28,239               $ 16,665
Dec-01        $ 18,988              $ 28,488               $ 16,574
Jan-02        $ 19,048              $ 28,072               $ 16,660
Feb-02        $ 18,892              $ 27,530               $ 16,791
Mar-02        $ 19,245              $ 28,565               $ 16,538
Apr-02        $ 18,762              $ 26,834               $ 16,811
May-02        $ 18,753              $ 26,638               $ 16,979
Jun-02        $ 18,018              $ 24,742               $ 17,125
Jul-02        $ 17,369              $ 22,814               $ 17,327
Aug-02        $ 17,585              $ 22,963               $ 17,585
Sep-02        $ 16,487              $ 20,469               $ 17,900
Oct-02        $ 17,783              $ 22,268               $ 17,830
Nov-02        $ 18,415              $ 23,578               $ 17,814
Dec-02        $ 18,063              $ 22,194               $ 18,202
Jan-03        $ 17,853              $ 21,614               $ 18,200
Feb-03        $ 17,610              $ 21,290               $ 18,457
Mar-03        $ 17,915              $ 21,497               $ 18,476
Apr-03        $ 18,820              $ 23,266               $ 18,616
May-03        $ 19,125              $ 24,490               $ 18,990
Jun-03        $ 19,115              $ 24,803               $ 18,977
Jul-03        $ 19,358              $ 25,240               $ 18,461
Aug-03        $ 19,584              $ 25,732               $ 18,505
Sep-03        $ 19,488              $ 25,459               $ 18,973
Oct-03        $ 19,837              $ 26,897               $ 18,795
Nov-03        $ 19,976              $ 27,134               $ 18,821
Dec-03        $ 20,158              $ 28,556               $ 18,985

          GATEWAY FUND
  AVERAGE ANNUAL TOTAL RETURNS
     AS OF DECEMBER 31, 2003
-------------------------------
One Year                 11.61%
Five Years                4.29%
Ten Years                 7.26%
------------------------------

Performance data throughout this report represents past performance and is no guarantee of future results. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000's)
------                                                                        -------------
                  COMMON STOCKS - 102.7%
                  CONSUMER DISCRETIONARY - 11.6%
  9,300           American Greetings Corporation - Class A *                   $      203
 38,500           AutoNation, Inc. *                                                  707
 12,600           AutoZone, Inc. *                                                  1,074
 41,400           Bed Bath & Beyond Inc. *                                          1,795
 45,100           Best Buy Co., Inc.                                                2,356
 16,200           Big Lots, Inc. *                                                    230
 10,900           Black & Decker Corporation                                          538
  8,300           Boise Cascade Corporation                                           273
 12,600           Brunswick Corporation                                               401
 88,300           Carnival Corporation                                              3,508
  8,800           Centex Corporation                                                  947
 29,550           Circuit City Stores - Circuit City Group                            299
 86,300           Clear Channel Communications, Inc.                                4,041
315,110           Comcast Corporation - Class A *                                  10,358
 10,300           Cooper Tire & Rubber Company                                        220
 20,900           Dana Corporation                                                    384
 23,200           Darden Restaurants, Inc.                                            488
 78,293           Delphi Corporation                                                  799
 11,700           Dillard's, Inc. - Class A                                           193
 46,625           Dollar General Corporation                                          979
 11,400           Dow Jones & Company, Inc.                                           568
 40,100           Eastman Kodak Company                                             1,029
 89,800           eBay Inc. *                                                       5,800
 24,300           Family Dollar Stores, Inc.                                          872
 26,100           Federated Department Stores, Inc.                                 1,230
256,913           Ford Motor Company                                                4,111
 20,600           Fortune Brands, Inc.                                              1,473
 37,800           Gannett Co., Inc.                                                 3,370
125,200           Gap, Inc.                                                         2,906
 78,400           General Motors Corporation                                        4,187
 24,500           Genuine Parts Company                                               813
 24,800           Goodyear Tire & Rubber Company *                                    195
 42,300           Harley-Davidson, Inc.                                             2,011
 15,400           Harrah's Entertainment, Inc.                                        766
 24,500           Hasbro, Inc.                                                        521
 52,900           Hilton Hotels Corporation                                           906
322,350           Home Depot, Inc.                                                 11,440
 48,400           International Game Technology                                     1,728
 54,900           Interpublic Group of Companies, Inc. *                              856
 38,100           J. C. Penney Company, Inc.                                        1,001
 12,500           Johnson Controls, Inc.                                            1,452
 17,700           Jones Apparel Group, Inc.                                           624
  6,600           KB HOME                                                             479

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000's)
------                                                                        -------------
                  CONSUMER DISCRETIONARY (CONTINUED)
 11,300           Knight-Ridder, Inc.                                          $      874
 47,600           Kohl's Corporation *                                              2,139
 27,200           Leggett & Platt, Incorporated                                       588
 73,100           Limited Brands                                                    1,318
 15,200           Liz Claiborne Inc.                                                  539
110,000           Lowe's Companies, Inc.                                            6,093
 32,700           Marriott International, Inc. - Class A                            1,511
 61,500           Mattel, Inc.                                                      1,185
 40,400           May Department Stores Company                                     1,174
 11,100           Maytag Corporation                                                  309
178,200           McDonald's Corporation                                            4,425
 26,900           McGraw-Hill Companies, Inc.                                       1,881
  7,100           Meredith Corporation                                                347
 21,200           New York Times Company - Class A                                  1,013
 38,300           Newell Rubbermaid Inc.                                              872
 37,000           NIKE, Inc. - Class B                                              2,533
 19,100           Nordstrom, Inc.                                                     655
 43,300           Office Depot, Inc. *                                                724
 26,900           Omnicom Group Inc.                                                2,349
  8,700           Pulte Homes, Inc.                                                   814
 23,400           RadioShack Corporation                                              718
  8,400           Reebok International Ltd.                                           330
 40,500           Sears, Roebuck and Co.                                            1,842
 20,500           Sherwin-Williams Company                                            712
  8,300           Snap-on Incorporated                                                268
 11,900           Stanley Works                                                       451
 68,700           Staples, Inc. *                                                   1,875
 54,800           Starbucks Corporation *                                           1,812
 28,400           Starwood Hotels & Resorts Worldwide, Inc.                         1,022
127,700           Target Corporation                                                4,904
 20,600           Tiffany & Co.                                                       931
634,150           Time Warner Inc. *                                               11,408
 71,500           TJX Companies, Inc.                                               1,577
 30,000           Toys R Us, Inc. *                                                   379
 43,800           Tribune Company                                                   2,260
  8,300           Tupperware Corporation                                              144
 45,100           Univision Communications Inc. - Class A *                         1,790
 15,000           VF Corporation                                                      649
246,241           Viacom Inc. - Class B                                            10,928
 18,409           Visteon Corp.                                                       192
286,500           Walt Disney Company                                               6,684
 15,800           Wendy's International, Inc.                                         620
  9,800           Whirlpool Corporation                                               712

                  See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000's)
------                                                                        -------------
                  CONSUMER DISCRETIONARY (CONTINUED)
 41,100           Yum! Brands, Inc. *                                          $    1,414
                                                                               ----------
                                                                                  163,096
                                                                               ----------
                  CONSUMER STAPLES - 11.3%
  5,100           Adolph Coors Company - Class B                                      286
  8,300           Alberto-Culver Company - Class B                                    524
 51,500           Albertson's, Inc.                                                 1,166
284,500           Altria Group, Inc.                                               15,482
115,900           Anheuser-Busch Companies                                          6,106
 90,240           Archer-Daniels-Midland Company                                    1,373
 33,200           Avon Products, Inc.                                               2,241
  8,500           Brown-Forman Corporation - Class B                                  794
 57,400           Campbell Soup Company                                             1,538
 30,500           Clorox Company                                                    1,481
344,700           Coca-Cola Company                                                17,493
 63,500           Coca-Cola Enterprises Inc.                                        1,389
 75,400           Colgate-Palmolive Company                                         3,774
 75,300           ConAgra Foods, Inc.                                               1,987
 64,300           Costco Wholesale Corporation *                                    2,391
 55,400           CVS Corporation                                                   2,001
 52,300           General Mills, Inc.                                               2,369
143,100           Gillette Company                                                  5,256
 49,400           H. J. Heinz Company                                               1,800
 18,400           Hershey Foods Corporation                                         1,417
 57,000           Kellogg Company                                                   2,171
 71,000           Kimberly-Clark Corporation                                        4,195
105,600           Kroger Co. *                                                      1,955
 19,600           McCormick & Company, Incorporated                                   590
 37,700           Pepsi Bottling Group, Inc.                                          912
241,830           PepsiCo, Inc.                                                    11,274
181,800           Procter & Gamble Company                                         18,158
 11,900           R. J. Reynolds Tobacco Holdings, Inc.                               692
 62,000           Safeway Inc. *                                                    1,358
108,800           Sara Lee Corporation                                              2,362
 18,700           Supervalu, Inc.                                                     535
 90,900           SYSCO Corporation                                                 3,384
 23,500           UST Inc.                                                            839
613,300           Wal-Mart Stores, Inc.                                            32,536
143,800           Walgreen Co.                                                      5,231
 19,600           Winn-Dixie Stores, Inc.                                             195
 31,500           Wm. Wrigley Jr. Company                                           1,771
                                                                               ----------
                                                                                  159,026
                                                                               ----------

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000's)
------                                                                        -------------
                  ENERGY - 6.0%
 12,500           Amerada Hess Corporation                                     $      665
 34,947           Anadarko Petroleum Corporation                                    1,783
 22,857           Apache Corporation                                                1,854
  9,600           Ashland Inc.                                                        423
 46,900           Baker Hughes Incorporated                                         1,508
 22,350           BJ Services Company *                                               802
 28,400           Burlington Resources Inc.                                         1,573
149,757           ChevronTexaco Corporation                                        12,938
 95,131           ConocoPhillips                                                    6,238
 32,500           Devon Energy Corporation                                          1,861
 16,100           EOG Resources, Inc.                                                 743
931,532           Exxon Mobil Corporation                                          38,193
 61,400           Halliburton Company                                               1,596
 14,000           Kerr-McGee Corporation                                              651
 43,400           Marathon Oil Corporation                                          1,436
 20,700           Nabors Industries, Ltd. *                                           859
 18,800           Noble Corporation *                                                 673
 53,700           Occidental Petroleum Corporation                                  2,268
 13,100           Rowan Companies, Inc. *                                             304
 81,600           Schlumberger Limited                                              4,465
 10,800           Sunoco, Inc.                                                        552
 44,780           Transocean Inc. *                                                 1,075
 36,200           Unocal Corporation                                                1,333
                                                                               ----------
                                        `                                          83,793
                                                                               ----------

                  FINANCIALS - 21.2%
 38,800           ACE Limited                                                       1,607
 72,000           AFLAC Incorporated                                                2,605
 98,600           Allstate Corporation                                              4,242
 14,900           Ambac Financial Group, Inc.                                       1,034
180,500           American Express Company                                          8,706
365,736           American International Group, Inc.                               24,241
 49,400           AmSouth Bancorporation                                            1,210
 43,800           Aon Corporation                                                   1,049
 13,100           Apartment Investment & Management Co. - Class A                     452
209,353           Bank of America Corporation                                      16,838
108,100           Bank of New York Company, Inc.                                    3,580
158,730           Bank One Corporation                                              7,237
 75,600           BB&T Corporation                                                  2,921
 13,850           Bear Stearns Companies Inc.                                       1,107
 31,900           Capital One Financial Corporation                                 1,955
189,675           Charles Schwab Corporation                                        2,246
 31,585           Charter One Financial, Inc.                                       1,091

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000'S)
------                                                                        -------------
                  FINANCIALS (CONTINUED)
 26,500           Chubb Corporation                                            $    1,805
 22,700           Cincinnati Financial Corporation                                    951
722,465           Citigroup Inc.                                                   35,068
 24,700           Comerica Incorporated                                             1,385
 25,466           Countrywide Financial Corporation                                 1,932
 56,000           Equity Office Properties Trust                                    1,604
 38,200           Equity Residential                                                1,127
136,300           Fannie Mae                                                       10,231
 15,200           Federated Investors, Inc. - Class B                                 446
 79,819           Fifth Third Bancorp                                               4,717
 17,650           First Tennessee National Corporation                                778
147,399           FleetBoston Financial                                             6,434
 35,200           Franklin Resources, Inc.                                          1,833
 97,400           Freddie Mac                                                       5,680
 21,600           Golden West Financial Corporation                                 2,229
 66,500           Goldman Sachs Group, Inc.                                         6,566
 39,400           Hartford Financial Services Group, Inc.                           2,326
 32,010           Huntington Bancshares Incorporated                                  720
285,600           J. P. Morgan Chase & Co.                                         10,490
 33,600           Janus Capital Group Inc.                                            551
 20,100           Jefferson-Pilot Corporation                                       1,018
 40,500           John Hancock Financial Services, Inc.                             1,519
 58,800           KeyCorp                                                           1,724
 38,400           Lehman Brothers Holdings Inc.                                     2,965
 25,100           Lincoln National Corporation                                      1,013
 26,100           Loews Corporation                                                 1,291
 74,700           Marsh & McLennan Companies, Inc.                                  3,577
 31,800           Marshall & Ilsley Corporation                                     1,216
 20,500           MBIA Inc.                                                         1,214
179,300           MBNA Corporation                                                  4,456
 60,500           Mellon Financial Corporation                                      1,943
130,900           Merrill Lynch & Co., Inc.                                         7,677
106,700           MetLife, Inc.                                                     3,593
 13,700           MGIC Investment Corporation                                         780
 21,100           Moody's Corporation                                               1,278
152,300           Morgan Stanley                                                    8,814
 86,100           National City Corporation                                         2,922
 21,400           North Fork Bancorporation, Inc.                                     866
 30,900           Northern Trust Corporation                                        1,434
 25,800           Plum Creek Timber Company, Inc.                                     786
 39,100           PNC Financial Services Group, Inc.                                2,140
 45,400           Principal Financial Group, Inc.                                   1,501
 30,500           Progressive Corporation                                           2,549

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000'S)
------                                                                        -------------
                  FINANCIALS (CONTINUED)
 27,000           ProLogis                                                     $      866
 40,500           Providian Financial Corporation *                                   471
 76,500           Prudential Financial, Inc.                                        3,195
 31,200           Regions Financial Corporation                                     1,161
 19,300           SAFECO Corporation                                                  751
 27,250           Simon Property Group, Inc.                                        1,263
 63,200           SLM Corporation                                                   2,381
 47,200           SouthTrust Corporation                                            1,545
 31,900           St. Paul Companies, Inc.                                          1,265
 46,500           State Street Corporation                                          2,422
 39,400           SunTrust Banks, Inc.                                              2,817
 42,200           Synovus Financial Corp.                                           1,220
 17,200           T. Rowe Price Group Inc.                                            816
 16,000           Torchmark Corporation                                               729
141,229           Travelers Property Casualty Corp. - Class B                       2,397
270,183           U. S. Bancorp                                                     8,046
 27,700           Union Planters Corporation                                          872
 41,400           UnumProvident Corporation                                           653
187,000           Wachovia Corporation                                              8,712
129,250           Washington Mutual, Inc.                                           5,186
235,100           Wells Fargo & Company                                            13,845
 19,000           XL Capital Ltd. - Class A                                         1,473
 12,500           Zions Bancorporation                                                767
                                                                               ----------
                                                                                  298,123
                                                                               ----------

                  HEALTH CARE - 13.7%
219,100           Abbott Laboratories                                              10,210
 21,800           Aetna Inc.                                                        1,473
 18,300           Allergan, Inc.                                                    1,406
 15,600           AmerisourceBergen Corporation                                       876
181,077           Amgen Inc. *                                                     11,191
 19,500           Anthem, Inc. *                                                    1,463
 29,475           Applera Corp. - Applied Biosystems Group                            610
  7,600           Bausch & Lomb Incorporated                                          394
 85,400           Baxter International Inc.                                         2,606
 35,700           Becton, Dickinson and Company                                     1,469
 45,700           Biogen Idec Inc. *                                                1,681
 35,950           Biomet, Inc.                                                      1,309
115,200           Boston Scientific Corporation *                                   4,235
272,000           Bristol-Myers Squibb Company                                      7,779
  7,400           C. R. Bard, Inc.                                                    601
 62,650           Cardinal Health, Inc.                                             3,832
 26,300           Chiron Corporation *                                              1,499

                  See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  SHARES                                                                      VALUE (000'S)
  ------                                                                      -------------
                  HEALTH CARE (CONTINUED)
   19,700         CIGNA Corporation                                            $    1,133
  157,500         Eli Lilly and Company                                            11,077
   11,100         Express Scripts, Inc. *                                             737
   51,100         Forest Laboratories, Inc. *                                       3,158
   31,200         Genzyme Corporation *                                             1,539
   43,000         Guidant Corporation                                               2,589
   69,850         HCA Inc.                                                          3,001
   33,700         Health Management Associates, Inc. - Class A                        809
   22,900         Humana Inc. *                                                       523
   33,600         IMS Health Incorporated                                             835
  416,172         Johnson & Johnson                                                21,500
   33,899         King Pharmaceuticals Inc. *                                         517
   12,400         Manor Care, Inc.                                                    429
   40,700         McKesson Corporation                                              1,309
   38,037         Medco Health Solutions, Inc. *                                    1,293
   35,000         MedImmune, Inc. *                                                   889
  170,400         Medtronic Inc.                                                    8,283
  313,900         Merck & Co., Inc.                                                14,502
    7,000         Millipore Corporation *                                             301
1,092,300         Pfizer Inc.                                                      38,591
   14,600         Quest Diagnostics Incorporated                                    1,067
  205,900         Schering-Plough Corporation                                       3,581
   24,300         St. Jude Medical, Inc. *                                          1,491
   28,200         Stryker Corporation                                               2,397
   65,000         Tenet Healthcare Corporation *                                    1,043
   83,600         UnitedHealth Group Incorporated                                   4,864
   15,000         Watson Pharmaceuticals, Inc. *                                      690
   20,800         Wellpoint Health Networks Inc. *                                  2,017
  186,800         Wyeth                                                             7,930
   31,920         Zimmer Holdings, Inc. *                                           2,247
                                                                               ----------
                                                                                  192,976
                                                                               ----------

                  INDUSTRIALS - 11.2%
  109,700         3M Co.                                                            9,328
   29,600         Allied Waste Industries, Inc. *                                     411
   27,925         American Power Conversion Corporation                               683
   10,150         American Standard Companies Inc. *                                1,022
   24,800         Apollo Group, Inc. - Class A *                                    1,686
   15,400         Avery Dennison Corporation                                          863
  117,752         Boeing Company                                                    4,962
   52,200         Burlington Northern Santa Fe Corporation                          1,689
   48,300         Caterpillar Inc.                                                  4,010
  142,100         Cendant Corporation *                                             3,165

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  SHARES                                                                      VALUE (000'S)
  ------                                                                      -------------
                  INDUSTRIALS (CONTINUED)
   24,100         Cintas Corporation                                           $    1,208
   12,800         Cooper Industries, Ltd. - Class A                                   741
    8,400         Crane Co.                                                           258
   30,100         CSX Corporation                                                   1,082
    5,800         Cummins, Inc.                                                       284
   21,700         Danaher Corporation                                               1,991
   33,700         Deere & Company                                                   2,192
   17,200         Delta Air Lines, Inc.                                               203
    7,600         Deluxe Corporation                                                  314
   28,700         Dover Corporation                                                 1,141
   10,600         Eaton Corporation                                                 1,145
   58,800         Emerson Electric Co.                                              3,807
   19,500         Equifax Inc.                                                        478
   41,800         FedEx Corp.                                                       2,821
   11,400         Fluor Corporation                                                   452
   27,900         General Dynamics Corporation                                      2,522
1,407,036         General Electric Company                                         43,590
   16,400         Goodrich Corporation                                                487
   25,400         H&R Block, Inc.                                                   1,406
  120,400         Honeywell International Inc.                                      4,025
   43,100         Illinois Tool Works Inc.                                          3,616
   24,200         Ingersoll-Rand Company                                            1,643
   13,000         ITT Industries, Inc.                                                965
   63,300         Lockheed Martin Corporation                                       3,254
   66,000         Masco Corporation                                                 1,809
   15,600         Monster Worldwide Inc. *                                            343
    9,600         Navistar International Corporation *                                460
   54,700         Norfolk Southern Corporation                                      1,294
   25,746         Northrop Grumman Corporation                                      2,461
   16,200         PACCAR Inc.                                                       1,379
   17,300         Pall Corporation                                                    464
   16,500         Parker-Hannifin Corporation                                         982
   32,900         Pitney Bowes Inc.                                                 1,336
   11,725         Power-One, Inc. *                                                   127
   15,800         R. R. Donnelley & Sons Company                                      476
   57,800         Raytheon Company                                                  1,736
   24,000         Robert Half International Inc. *                                    560
   26,000         Rockwell Automation, Inc.                                           926
   25,300         Rockwell Collins                                                    760
    9,000         Ryder System, Inc.                                                  307
  109,750         Southwest Airlines Co.                                            1,771
   19,000         Textron Inc.                                                      1,084
    8,300         Thomas & Betts Corporation *                                        190

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000'S)
------                                                                        -------------
                  INDUSTRIALS (CONTINUED)
280,303           Tyco International Ltd.                                      $    7,428
 35,800           Union Pacific Corporation                                         2,487
157,900           United Parcel Service, Inc. - Class B                            11,771
 65,900           United Technologies Corporation                                   6,245
 12,800           W. W. Grainger, Inc.                                                607
 83,000           Waste Management, Inc.                                            2,457
                                                                               ----------
                                                                                  156,904
                                                                               ----------

                  INFORMATION TECHNOLOGY - 18.2%
112,725           ADC Telecommunications, Inc. *                                      335
 32,700           Adobe Systems Incorporated                                        1,285
 48,625           Advanced Micro Devices, Inc. *                                      725
 66,125           Agilent Technologies, Inc. *                                      1,934
 53,500           Altera Corporation *                                              1,214
 51,300           Analog Devices, Inc.                                              2,342
 21,700           Andrew Corporation *                                                250
 50,750           Apple Computer, Inc. *                                            1,085
232,300           Applied Materials, Inc. *                                         5,215
 42,700           Applied Micro Circuits Corporation *                                255
 15,600           Autodesk, Inc.                                                      383
 83,900           Automatic Data Processing, Inc.                                   3,323
 58,103           Avaya Inc. *                                                        752
 31,950           BMC Software, Inc. *                                                596
 41,600           Broadcom Corporation - Class A *                                  1,418
 66,000           CIENA Corporation *                                                 438
985,275           Cisco Systems, Inc. *                                            23,932
 23,300           Citrix Systems, Inc. *                                              494
 81,200           Computer Associates International, Inc.                           2,220
 26,400           Computer Sciences Corporation *                                   1,168
 53,600           Compuware Corporation *                                             324
 26,625           Comverse Technology, Inc. *                                         468
 68,300           Concord EFS, Inc. *                                               1,014
 20,200           Convergys Corporation *                                             353
186,575           Corning Incorporated *                                            1,946
360,200           Dell Inc. *                                                      12,232
 41,200           Electronic Arts Inc. *                                            1,969
 67,300           Electronic Data Systems Corporation                               1,652
307,563           EMC Corporation *                                                 3,974
103,900           First Data Corporation                                            4,269
 27,350           Fiserv, Inc. *                                                    1,081
 45,450           Gateway, Inc. *                                                     209
428,055           Hewlett-Packard Company                                           9,832
913,528           Intel Corporation                                                29,416

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  SHARES                                                                      VALUE (000'S)
  ------                                                                      -------------
                  INFORMATION TECHNOLOGY (CONTINUED)
  242,600         International Business Machines Corporation                  $   22,484
   29,000         Intuit Inc. *                                                     1,534
   28,200         Jabil Circuit, Inc. *                                               798
  199,750         JDS Uniphase Corporation *                                          729
   26,800         KLA-Tencor Corporation *                                          1,572
   17,900         Lexmark International, Inc. *                                     1,408
   43,800         Linear Technology Corporation                                     1,843
   53,125         LSI Logic Corporation *                                             471
  583,840         Lucent Technologies Inc. *                                        1,658
   45,400         Maxim Integrated Products, Inc.                                   2,261
   12,050         Mercury Interactive Corporation *                                   586
   85,600         Micron Technology, Inc. *                                         1,153
1,516,200         Microsoft Corporation                                            41,756
   26,975         Molex Incorporated                                                  941
  326,171         Motorola, Inc.                                                    4,589
   26,000         National Semiconductor Corporation *                              1,025
   13,300         NCR Corporation *                                                   516
   47,850         Network Appliance, Inc. *                                           982
   52,050         Novell, Inc. *                                                      548
   21,400         Novellus Systems, Inc. *                                            900
   22,500         NVIDIA Corporation *                                                523
  734,148         Oracle Corporation *                                              9,691
   37,350         Parametric Technology Corporation *                                 147
   52,800         Paychex, Inc.                                                     1,964
   51,000         PeopleSoft, Inc. *                                                1,163
   17,700         PerkinElmer, Inc.                                                   302
   24,000         PMC-Sierra, Inc. *                                                  484
   13,150         QLogic Corporation *                                                679
  111,300         QUALCOMM Incorporated                                             6,002
   20,349         Sabre Holdings Corporation                                          439
   71,400         Sanmina-SCI Corporation *                                           900
   21,075         Scientific-Atlanta, Inc.                                            575
   69,100         Siebel Systems, Inc. *                                              958
  116,200         Solectron Corporation *                                             687
  452,475         Sun Microsystems, Inc. *                                          2,032
   39,800         SunGard Data Systems Inc. *                                       1,103
   42,950         Symantec Corporation *                                            1,488
   32,450         Symbol Technologies, Inc.                                           548
   11,900         Tektronix, Inc.                                                     376
   57,700         Tellabs, Inc. *                                                     486
   26,600         Teradyne, Inc. *                                                    677
  242,700         Texas Instruments Incorporated                                    7,131
   23,000         Thermo Electron Corporation *                                       580

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000'S)
------                                                                        -------------
                  INFORMATION TECHNOLOGY (CONTINUED)
 46,100           Unisys Corporation *                                         $      685
 59,776           VERITAS Software Corporation *                                    2,221
 17,200           Waters Corporation *                                                570
110,900           Xerox Corporation *                                               1,530
 47,800           Xilinx, Inc. *                                                    1,852
 90,875           Yahoo! Inc. *                                                     4,105
                                                                               ----------
                                                                                  255,755
                                                                               ----------

                  MATERIALS - 3.1%
 31,800           Air Products and Chemicals, Inc.                                  1,680
118,520           Alcoa Inc.                                                        4,504
 11,373           Allegheny Technologies Incorporated                                 150
  8,100           Ball Corporation                                                    482
  7,600           Bemis Company, Inc.                                                 380
128,498           Dow Chemical Company                                              5,342
139,600           E. I. du Pont de Nemours and Company                              6,406
 10,800           Eastman Chemical Company                                            427
 36,500           Ecolab Inc.                                                         999
 17,400           Engelhard Corporation                                               521
 23,800           Freeport-McMoRan Copper & Gold, Inc. - Class B                    1,003
 35,538           Georgia-Pacific Group                                             1,090
  7,200           Great Lakes Chemical Corporation                                    196
 15,500           Hercules Incorporated *                                             189
 13,200           International Flavors & Fragrances Inc.                             461
 67,326           International Paper Company                                       2,902
 14,500           Louisiana-Pacific Corporation *                                     259
 28,225           MeadWestvaco Corporation                                            840
 36,795           Monsanto Company                                                  1,059
 60,500           Newmont Mining Corporation                                        2,941
 10,900           Nucor Corporation                                                   610
 22,300           Pactiv Corporation *                                                533
 12,500           Phelps Dodge Corporation *                                          951
 24,000           PPG Industries, Inc.                                              1,536
 46,000           Praxair, Inc.                                                     1,757
 31,200           Rohm and Haas Company                                             1,333
 12,000           Sealed Air Corporation *                                            650
 10,000           Sigma-Aldrich Corporation                                           572
  7,700           Temple-Inland Inc.                                                  483
 14,400           United States Steel Corporation                                     504
 14,100           Vulcan Materials Company                                            671
 30,700           Weyerhaeuser Company                                              1,965
 12,100           Worthington Industries, Inc.                                        218
                                                                               ----------
                                                                                   43,614
                                                                               ----------

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                        VALUE (000'S)
------                                                                        -------------
                  TELECOMMUNICATION SERVICES - 3.5%
 43,600           ALLTEL Corporation                                           $    2,031
110,521           AT&T Corp.                                                        2,244
381,309           AT&T Wireless Services Inc. *                                     3,047
259,400           BellSouth Corporation                                             7,341
 20,400           CenturyTel, Inc.                                                    665
 39,800           Citizens Communications Company *                                   494
145,050           Nextel Communications, Inc. - Class A *                           4,070
237,664           Qwest Communications International Inc. *                         1,027
466,756           SBC Communications Inc.                                          12,168
126,550           Sprint Corp. - FON Group                                          2,078
145,000           Sprint Corp. - PCS Group *                                          815
386,618           Verizon Communications Inc.                                      13,562
                                                                               ----------
                                                                                   49,542
                                                                               ----------

                  UTILITIES - 2.9%
 86,900           AES Corporation *                                                   820
 17,500           Allegheny Energy, Inc. *                                            223
 22,900           Ameren Corporation                                                1,053
 55,300           American Electric Power Company, Inc.                             1,687
 53,600           Calpine Corporation *                                               258
 42,700           CenterPoint Energy, Inc.                                            414
 25,100           Cinergy Corp.                                                       974
 20,400           CMS Energy Corporation *                                            174
 31,600           Consolidated Edison, Inc.                                         1,359
 23,600           Constellation Energy Group                                          924
 45,317           Dominion Resources, Inc.                                          2,893
 23,800           DTE Energy Company                                                  938
126,700           Duke Energy Corporation                                           2,591
 52,600           Dynegy Inc. - Class A *                                             225
 45,700           Edison International                                              1,002
 84,236           El Paso Corporation                                                 690
 31,900           Entergy Corporation                                               1,822
 45,550           Exelon Corporation                                                3,023
 45,580           FirstEnergy Corp.                                                 1,604
 25,900           FPL Group, Inc.                                                   1,694
 22,400           KeySpan Corporation                                                 824
 17,200           Kinder Morgan, Inc.                                               1,017
  6,300           NICOR Inc.                                                          214
 36,853           NiSource Inc.                                                       809
  5,300           Peoples Energy Corporation                                          223
 57,600           PG&E Corporation *                                                1,600
 12,700           Pinnacle West Capital Corporation                                   508
 25,000           PPL Corporation                                                   1,094

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

SHARES                                                                                                 VALUE (000'S)
------                                                                                                 -------------
                  UTILITIES (CONTINUED)
 34,053           Progress Energy, Inc.                                                                  $    1,541
 31,700           Public Service Enterprise Group Incorporated                                                1,389
 31,400           Sempra Energy                                                                                 944
102,200           Southern Company                                                                            3,092
 26,500           TECO Energy, Inc.                                                                             382
 45,000           TXU Corporation                                                                             1,067
 72,600           Williams Companies, Inc.                                                                      713
 55,935           Xcel Energy, Inc.                                                                             950
                                                                                                         ----------
                                                                                                             40,735
                                                                                                         ----------

                      Total common stocks (cost $1,160,052)                                               1,443,564
                                                                                                         ----------

CONTRACTS
---------
                  PUT OPTIONS - 0.3%
  3,228           On S&P 500 Index expiring January 17, 2004 at 975                                             258
  3,263           On S&P 500 Index expiring February 21, 2004 at 950                                            800
  3,263           On S&P 500 Index expiring February 21, 2004 at 975                                          1,077
  3,228           On S&P 500 Index expiring March 20, 2004 at 975                                             1,872
                                                                                                         ----------

                      Total put options (cost $9,920)                                                         4,007
                                                                                                         ----------

                  REPURCHASE AGREEMENT - 3.2% **
                  0.80% repurchase agreement with U. S. Bank, N. A.
                      dated December 31, 2003, due January 2, 2004 (repurchase proceeds $45,181)             45,179
                                                                                                         ----------

                      Total common stocks, put options and repurchase agreement - 106.2%                  1,492,750
                                                                                                         ----------

                  CALL OPTIONS - (6.5%) ***
 (4,632)          On S&P 500 Index expiring January 17, 2004 at 1025                                        (40,877)
   (863)          On S&P 500 Index expiring January 17, 2004 at 1050                                         (5,545)
 (2,231)          On S&P 500 Index expiring January 17, 2004 at 1075                                         (9,270)
 (3,259)          On S&P 500 Index expiring February 21, 2004 at 1050                                       (22,862)
 (1,028)          On S&P 500 Index expiring February 21, 2004 at 1075                                        (5,114)
   (969)          On S&P 500 Index expiring March 20, 2004 at 1050                                           (7,243)
                                                                                                         ----------

                      Total call options outstanding (premiums received $45,734)                            (90,911)
                                                                                                         ----------

                  OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                    3,722
                                                                                                         ----------

                  NET ASSETS - 100.0%                                                                    $1,405,561
                                                                                                         ==========

*        Non-income producing.

** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

*** The aggregate value of investments that covers outstanding call options is $1,443,564,000.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                   (000'S)
ASSETS:
Common stocks, at value (cost $1,160,052)                                       $  1,443,564
Put options, at value (cost $9,920)                                                    4,007
Repurchase agreement                                                                  45,179
Receivable for Fund shares sold                                                        3,451
Dividends and interest receivable                                                      1,952
Other assets                                                                              42
                                                                                ------------
   Total assets                                                                    1,498,195
                                                                                ------------

LIABILITIES:
Call options outstanding, at value (premiums received $45,734)                        90,911
Payable for Fund shares redeemed                                                       1,246
Accrued distribution expenses                                                            437
Accrued investment advisory and management fees                                           22
Other accrued expenses and liabilities                                                    18
                                                                                ------------
   Total liabilities                                                                  92,634
                                                                                ------------

NET ASSETS                                                                      $  1,405,561
                                                                                ============

NET ASSETS CONSIST OF:
Paid-in capital                                                                 $  1,334,568
Undistributed net investment income                                                       70
Accumulated net realized loss on investment transactions                            (161,499)
Net unrealized appreciation on investments                                           232,422
                                                                                ------------
   Net assets                                                                   $  1,405,561
                                                                                ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                                 61,120
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                                   $      23.00
                                                                                ============

                See accompanying notes to financial statements.

                                  GATEWAY FUND

         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                   (000'S)
INVESTMENT INCOME:
Dividends                                                                       $     21,438
Interest                                                                                 437
                                                                                ------------
   Total investment income                                                            21,875
                                                                                ------------

EXPENSES:

Investment advisory and management fees                                                6,958
Distribution expenses                                                                  4,145
Professional fees                                                                        109
Standard & Poor's licensing fees                                                         100
Trustees' fees                                                                            86
Custodian fees                                                                            63
Insurance expense                                                                         48
Registration fees                                                                         39
Other expenses                                                                            48
                                                                                ------------
   Total expenses                                                                     11,596
                                                                                ------------

NET INVESTMENT INCOME                                                                 10,279
                                                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED LOSS ON INVESTMENT TRANSACTIONS:
Common stocks                                                                        (17,361)
Put options expired and closed                                                       (74,957)
Call options expired and closed                                                      (35,904)
                                                                                ------------
   Net realized loss on investment transactions                                     (128,222)
                                                                                ------------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:

Common stocks                                                                        310,514
Put options                                                                              201
Call options                                                                         (60,884)
                                                                                ------------
   Net change in unrealized appreciation/depreciation on investments                 249,831
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                      121,609
                                                                                ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    131,888
                                                                                ============

                See accompanying notes to financial statements.

                                  GATEWAY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         (000'S)

                                                                                    Year Ended December 31,
                                                                                ------------------------------
                                                                                   2003              2002
                                                                                ------------------------------
FROM OPERATIONS:
Net investment income                                                           $     10,279      $      7,842
Net realized gain (loss) on investment transactions                                 (128,222)           45,567
Net change in unrealized appreciation/depreciation on investments                    249,831          (124,164)
                                                                                ------------      ------------
   Net increase (decrease) in net assets from operations                             131,888           (70,755)
                                                                                ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                           (10,278)           (7,816)
                                                                                ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                            544,736           364,690
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                       9,123             6,936
Payments for shares redeemed                                                        (338,356)         (509,738)
                                                                                ------------      ------------
   Net increase (decrease) in net assets from Fund shares transactions               215,503          (138,112)
                                                                                ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS                                                337,113          (216,683)

NET ASSETS:
Beginning of year                                                                  1,068,448         1,285,131
                                                                                ------------      ------------
End of year                                                                     $  1,405,561      $  1,068,448
                                                                                ============      ============

UNDISTRIBUTED NET INVESTMENT INCOME                                             $         70      $         69
                                                                                ============      ============

FUND SHARE TRANSACTIONS:
Shares sold                                                                           24,684            17,144
Shares issued in reinvestment of distributions to shareholders                           397               334
Shares redeemed                                                                      (15,429)          (24,465)
                                                                                ------------      ------------
   Net increase (decrease) in Fund shares outstanding                                  9,652            (6,987)
Shares outstanding, beginning of year                                                 51,468            58,455
                                                                                ------------      ------------
Shares outstanding, end of year                                                       61,120            51,468
                                                                                ============      ============

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

 FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                      YEAR

                                                                      Year Ended December 31,
                                             ------------------------------------------------------------------------
                                                 2003           2002           2001           2000           1999
                                             ------------------------------------------------------------------------
BEGINNING NET ASSET VALUE                    $      20.76   $      21.98   $      22.92   $      23.67   $      21.02
                                             ------------   ------------   ------------   ------------   ------------

INVESTMENT OPERATIONS:
Net investment income                                0.17           0.15           0.11           0.08           0.07
Net realized and unrealized
   gain (loss) on investments                        2.24          (1.22)         (0.92)          1.49           2.65
                                             ------------   ------------   ------------   ------------   ------------
   Total from investment operations                  2.41          (1.07)         (0.81)          1.57           2.72
                                             ------------   ------------   ------------   ------------   ------------

DISTRIBUTIONS:
Dividends from net investment income                (0.17)         (0.15)         (0.11)         (0.08)         (0.07)
Distributions from net realized gain                    -              -          (0.02)         (2.24)            --
                                             ------------   ------------   ------------   ------------   ------------
   Total distributions                              (0.17)         (0.15)         (0.13)         (2.32)         (0.07)
                                             ------------   ------------   ------------   ------------   ------------

ENDING NET ASSET VALUE                       $      23.00   $      20.76   $      21.98   $      22.92   $      23.67
                                             ============   ============   ============   ============   ============

TOTAL RETURN                                        11.61%         (4.86%)        (3.53%)         6.61%         12.97%

ENDING NET ASSETS (000'S)                    $  1,405,561   $  1,068,448   $  1,285,131   $  1,491,052   $    922,128

AVERAGE NET ASSETS RATIOS:
Total expenses                                       0.97%          0.97%          0.97%          0.98%          0.98%
Net investment income                                0.86%          0.66%          0.43%          0.33%          0.37%

PORTFOLIO TURNOVER RATE                                 5%            13%            18%            22%            11%

                 See accompanying notes to financial statements.

                                  GATEWAY FUND

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1.       SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning the 500 common stocks included in the S&P 500 Index and by selling index call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 30, 2003, the Fund declared and paid an ordinary income dividend of $10,278,000 or $0.17 per share to shareholders of record as of December 29, 2003.

                                  GATEWAY FUND

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2003, on a tax basis, the Fund had undistributed ordinary income of $70,000, a $186,689,000 net capital loss carryforward, of which $2,865,000 expires December 31, 2009 and $183,824,000 expires December 31, 2011, and other loss deferrals of $5,709,000. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and certain hedged transactions, and the tax recognition of net unrealized depreciation on open option contracts at December 31, 2003. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2003 and 2002.

At December 31, 2003, based on a $1,093,340,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $311,427,000 and gross unrealized depreciation totaled $48,107,000.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       TRANSACTIONS WITH AFFILIATES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus all distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as neccessary to limit the Fund's expenses to this level.

For the year ended December 31, 2003, the Fund paid $196,000 in commissions to broker/dealer subsidiaries of Deutsche Bank AG, which may be deemed to be affiliates of the Adviser.

                                  GATEWAY FUND

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

3.       INVESTMENT TRANSACTIONS

For the year ended December 31, 2003, cost of purchases of investment securities (excluding short-term investments) totaled $213,713,000 and proceeds from sales totaled $62,714,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 2003, transactions in written options were as follows:

                                       Contracts     Premiums(000's)
                                       ---------     ---------------
Outstanding at December 31, 2002        11,361         $   24,888
Options written                         90,958            261,173
Options terminated in closing
   purchase transactions               (81,347)          (227,573)
Options expired                         (7,990)           (12,754)
                                       -------         ----------
Outstanding at December 31, 2003        12,982         $   45,734
                                       =======         ==========


4.       BANK LINE OF CREDIT

The Fund has an uncommitted $55 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2004, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the year ended December 31, 2003, there were no borrowings on this line of credit.

5.       TAX INFORMATION (UNAUDITED)

We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise shareholders as to the federal income tax status of distributions received during the Fund's fiscal year.

For the year ended December 31, 2003, 100% of the dividends paid from ordinary income qualified for the dividends received deduction for corporations.

                                  GATEWAY FUND

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the Gateway Fund of The Gateway Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Fund of The Gateway Trust as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated January 17, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Fund of The Gateway Trust as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                               Ernst & Young LLP
January 16, 2004

                                  GATEWAY FUND

             MANAGEMENT INFORMATION - DECEMBER 31, 2003 (UNAUDITED)


THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

JAMES M. ANDERSON, Cincinnati Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Trustee of the Gateway Variable Insurance Trust since October 2002; Oversees Two Portfolios in Fund Complex*; Cincinnati Children's since November 1996; Trustee of Cincinnati Children's Hospital Medical Center; Director of Union Central Life; Director of the National Stock Exchange. Age 62.

STEFEN F. BRUECKNER, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since October 1992; Oversees One Portfolio in Fund Complex*; Humana, Inc. (insurance), Vice President - Market Operations since July 2001; ProMutual Group (insurance), President and Chief Executive Officer from 1998 to 2000; Anthem Companies, Inc. (insurance), President and Chief Executive Officer from 1995 to 1998. Age 54.

KENNETH A. DRUCKER, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 58.

BEVERLY J. FERTIG, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since September 1988; Oversees One Portfolio in Fund Complex*; National Association of Securities Dealers, Inc., Arbitrator since January 1992. Age 73.

R. S. (DICK) HARRISON, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Retired; Director of Anderson Bank Company of Cincinnati, Ohio. Age 72.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST' S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

WALTER G. SALL, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc.; Director of Anderson Bank Company of Cincinnati, Ohio. Age 59.

J. PATRICK ROGERS, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since January 1997 and Trustee of The Gateway Trust since December 1998; Co-Portfolio Manager of the Gateway Fund from 1994 to 1997; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Gateway VIT Fund since 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees One Portfolio in Fund Complex*; Gateway Investment Advisers, L.P., President since 1995. Age 39.

                                  GATEWAY FUND

             MANAGEMENT INFORMATION - DECEMBER 31, 2003 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

GARY H. GOLDSCHMIDT, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President and Financial Reporting Manager from 1993 to 1999. Age 41.

GEOFFREY KEENAN, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 45.

DONNA M. SQUERI, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 44.

* As of December 31, 2003, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge, upon request, by calling 800.354.6339.

                     [This page intentionally left blank.]

                                    WEB SITE

              For general information regarding the Gateway Fund,

                        visit us at www.gatewayfund.com

                                 AFFORDABILITY

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                               No-Fee IRA Account

                                  CONVENIENCE

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions

                                  FLEXIBILITY

                   Available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

         (3) Compliance with applicable governmental laws, rules, and regulations;

         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

         (5)      Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted a waiver, including an implicit waiver, from the provisions of the code of ethics.

(e)      Not applicable

(f) A copy of the registrant's code of ethics is filed as an exhibit herewith. See Item 10(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's board of trustees has determined that Kenneth A. Drucker is an audit committee financial expert. He is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)      AUDIT FEES


FY 2003  $  45,600
FY 2002  $  44,000

         (b)      AUDIT-RELATED FEES

                  There were no fees for audit-related services in 2003 and 2002.

         (c)      TAX FEES

                  Registrant                 Adviser
                  ----------                 -------
FY 2003            $  4,100                    $ 0
FY 2002            $  3,000                    $ 0

                  Nature of Fees. Tax services for registrant included tax compliance and tax return reviews in 2003 and 2002.

         (d)      ALL OTHER FEES

                 Registrant                 Adviser
                 ----------                 -------
FY 2003             $ 0                    $  7,000
FY 2002             $ 0                    $  6,000

                  Nature of Fees. Other services for Adviser are associated with examination of internal controls related to the Adviser's transfer agent and registrar functions for SEC Rule 17Ad-13 filing.

         (e)      (1)      AUDIT COMMITTEE'S PRE-APPROVAL POLICIES

                           Beginning with non-audit service contracts entered into on or after May 6, 2003, the registrant's Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant's Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. The registrant's Audit Committee has established a policy of requiring specific pre-approval of audit and non-audit services on an engagement-by-engagement basis.

                  (2) PERCENTAGES OF FY 2003 SERVICES APPROVED BY THE AUDIT COMMITTEE

                           Audit-Related Fees                   Not applicable
                           Tax Fees                             100%
                           All Other Fees for Registrant        100%

         (f) During audit of registrant's financial statements for the most recent fiscal year, less than 50% of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                 Registrant                           Adviser
                 ----------                           -------
FY 2003           $ 4,100                            $  7,300
FY 2002           $ 3,000                            $  6,500

         (h) Not applicable. All non-audit services to the registrant's investment adviser were pre-approved by the Audit Committee for FY 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) EX-99.CODE ETH. Registrant's code of ethics that is subject to the disclosure required by Item 2 is filed herewith.

(a)(2) EX-99.CERT. Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are filed herewith.

(b) EX-99.906 CERT. Certification required by Rule 30a-2(b) of the Investment Company Act of 1940 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By /s/ Walter G. Sall
   -------------------------------
   Walter G. Sall, Chairman

Date February 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter G. Sall
   -------------------------------
   Walter G. Sall, Chairman

Date February 24, 2004

By /s/ Gary H. Goldschmidt
   -------------------------------
    Gary H. Goldschmidt
    Vice President and Treasurer

Date February 24, 2004